SUMMARY
PROSPECTUS

February 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Class A Shares (KNGAX)

Class C Shares (KNGCX)

Investor Class Shares (KNGLX)

Institutional Class Shares (KNGIX)

Class Y Shares (KNGYX)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.cboevestfunds.com. You may also obtain this information at no cost by calling toll-free at 855-505-VEST (8378). The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2020, are incorporated by reference into this Summary Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

FUND SUMMARY

Investment Objective

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses(1)	0.50%	0.49%	0.49%	0.49%	0.52%
Shareholder Services Plan	0.08%	0.04%	0.25%	0.09%	None
Total Annual Fund Operating Expenses	1.58%	2.28%	1.74%	1.33%	1.27%
Fee Waivers and/or Expense Reimbursements(2)	-0.37%	-0.32%	-0.53%	-0.37%	-0.57%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.21%	1.96%	1.21%	0.96%	0.70%

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

(1)Other Expenses have been restated to reflect current fees.

(2)Cboe Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2021. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1,011	$1,353	$2,316
Class C	$199	$682	$1,191	$2,591
Investor Class	$123	$496	$894	$2,008
Institutional Class	$98	$385	$693	$1,596
Class Y	$72	$346	$642	$1,484

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  For the most recent fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 185.19%.

Principal Investment Strategies

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses.  The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Cboe Aristocrats Index investment strategy includes:

•buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and,

•partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio:  The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options:  Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Call Options Risk.  Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ‘straddle’ or ‘qualified covered call’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.   Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The calendar year returns of the Investor Class, Class A, Class C and Class Y shares would differ from those of the Institutional Class due to different expense structures.

# CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND (INSTITUTIONAL CLASS) CALENDAR YEAR TOTAL RETURNS

30.00%
20.00%
10.00%
0.00%
-10.00%
26.06%
-4.26%
2018
2019

During the periods shown, the highest quarterly return was 11.89% (quarter ended March 31, 2019) and the lowest quarterly return was -8.83% (quarter ended December 31, 2018).

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Average Annual Returns for The Period Ended December 31, 2019

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Institutional Shares	1 Year	Since Inception (09/11/2017)
Return Before Taxes	26.06%	12.58%
Return After Taxes on Distributions	24.09%	10.82%
Return After Taxes on Distributions and Sale of Fund Shares	16.39%	9.29%

Class A	1 Year	Since Inception (09/11/2017)
Return Before Taxes	25.64%	12.32%

Class C	1 Year	Since Inception (09/11/2017)
Return Before Taxes	24.71%	11.40%

Investor Shares	1 Year	Since Inception (09/11/2017)
Return Before Taxes	25.78%	12.25%

Class Y Shares	1 Year	Since Inception (07/24/2018)
Return Before Taxes	26.30%	13.64%

	1 Year	Since Inception (09/11/2017)
Cboe S&P 500® Dividend Aristocrats Target Income Index	27.37%	14.01%
S&P 500® Index	31.48%	14.22%

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

SUMMARY Prospectus | FEBRUARY 28, 2020

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Investment Adviser

Cboe Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in September 2017.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since at least March 2018.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling the Fund toll free at 1-855-505-VEST (8378).  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.  The minimum initial purchase or exchange into a Fund is $1,000 for Class A shares, Class C shares, and Investor Class shares, $100,000 for Institutional Class shares, and $10,000,000 for Class Y shares.  Subsequent investments must be in amounts of $100 or more for Class A shares, Class C shares, Investor Class shares and Institutional Class shares.  There is no minimum subsequent investment amount for Class Y shares.  The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.